UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31, 2005

Date of reporting period:	November 30, 2005

GOLDMAN SACHS EUROPEAN EQUITY FUND

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 96.0%
Austria — 1.0%
5,905	Erste Bank der oesterreichischen Sparkassen AG (Banks)	$313,823

Denmark — 1.8%
10,549	Novo-Nordisk A/S Class B (Pharmaceuticals & Biotechnology)	566,520

Finland — 1.3%
82,219	M-real Oyj (Materials)	392,690

France — 17.6%
4,557	Air Liquide SA(a) (Materials)	821,109
25,679	Credit Agricole SA (Banks)	773,661
35,304	France Telecom SA (Telecommunication Services)	880,405
6,223	LVMH Moet Hennessy Louis Vuitton SA(a) (Consumer Durables & Apparel)	531,143
8,898	Sanofi-Aventis (Pharmaceuticals & Biotechnology)	715,617
6,815	Total SA Class B(a) (Energy)	1,700,287

		5,422,222

Germany — 7.4%
7,711	E.ON AG (Utilities)	733,312
8,988	Schering AG (Pharmaceuticals & Biotechnology)	581,297
12,571	Siemens AG (Capital Goods)	951,631

		2,266,240

Greece — 1.6%
22,920	Hellenic Telecommunications Organization SA (OTE)* (Telecommunication Services)	488,752

Ireland — 2.6%
29,955	CRH PLC (Materials)	792,052

Italy — 5.1%
102,913	Banca Intesa SpA(a) (Banks)	495,739
9,000	Fastweb* (Telecommunication Services)	419,941
103,000	UniCredito Italiano SpA (Banks)	635,852

		1,551,532

Netherlands — 7.2%
26,423	ING Groep NV (Diversified Financials)	853,601
17,299	Koninklijke (Royal) Philips Electronics NV (Consumer Durables & Apparel)	482,108

Shares	Description	Value
Common Stocks — (continued)
Netherlands — (continued)
27,210	Vedior NV (Commercial Services & Supplies)	$383,724
16,182	VNU NV (Media)	504,490

		2,223,923

Spain — 5.5%
48,172	Banco Bilbao Vizcaya Argentaria SA (Banks)	848,401
66,655	Banco Santander Central Hispano SA (Banks)	844,572

		1,692,973

Sweden — 4.7%
17,043	Svenska Cellulosa AB (SCA) Series B (Materials)	590,644
17,700	Svenska Handelsbanken AB Series A (Banks)	392,483
138,195	Telefonaktiebolaget LM Ericsson Series B (Technology Hardware & Equipment)	448,820

		1,431,947

Switzerland — 8.6%
15,170	Credit Suisse Group (Diversified Financials)	735,893
22,272	Novartis AG (Pharmaceuticals & Biotechnology)	1,164,021
6,851	Syngenta AG* (Materials)	750,154

		2,650,068

United Kingdom — 29.0%
8,096	BAA PLC (Transportation)	88,850
44,678	British Sky Broadcasting Group PLC (Media)	380,087
3,269	Carnival PLC (Consumer Services)	182,859
81,979	Cattles PLC (Diversified Financials)	418,023
48,390	GlaxoSmithKline PLC (Pharmaceuticals & Biotechnology)	1,195,888
184,645	Old Mutual PLC (Insurance)	480,744
90,162	Prudential PLC (Insurance)	819,563
19,869	Reckitt Benckiser PLC (Household & Personal Products)	612,489
52,219	Rexam PLC (Materials)	459,452
37,381	Royal Bank of Scotland Group PLC (Banks)	1,063,129
33,139	Royal Dutch Shell PLC Series B (Energy)	1,068,811
120,831	Tesco PLC (Food & Staples Retailing)	631,343
521,211	Vodafone Group PLC (Telecommunication Services)	1,121,427
41,448	WPP Group PLC (Media)	406,809

		8,929,474

GOLDMAN SACHS EUROPEAN EQUITY FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United States — 2.6%
14,700	Carnival Corp. (Consumer Services)	$801,003

TOTAL COMMON STOCKS		$29,523,219

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligations — 3.3%
State Street Bank & Trust Euro - Time Deposit
$460,447	2.06%	12/01/2005	$542,867
399,929	1.90	12/02/2005	471,517

TOTAL SHORT-TERM OBLIGATIONS			$1,014,384

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$30,537,603

Shares	Description	Value
Securities Lending Collateral — 8.4%
2,589,642	Boston Global Investment Trust - Enhanced Portfolio	$2,589,642

TOTAL INVESTMENTS — 107.7%		$33,127,245

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or portion of security is on loan.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

As a % of
Net Assets
Investments Industry Classifications†
Banks	17.4%
Capital Goods	3.1
Commercial Services & Supplies	1.2
Consumer Durables & Apparel	3.3
Consumer Services	3.2
Diversified Financials	6.5
Energy	9.0
Food & Staples Retailing	2.1
Household & Personal Products	2.0
Insurance	4.2
Materials	12.4
Media	4.2
Pharmaceuticals & Biotechnology	13.7
Short Term Investments#	11.7
Technology Hardware & Equipment	1.5
Telecommunication Services	9.5
Transportation	0.3
Utilities	2.4

TOTAL INVESTMENTS	107.7%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short term investments include securities lending collateral.

GOLDMAN SACHS EUROPEAN EQUITY FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2005, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long	Month	Value	Gain

EURX STOXX 50 Index	16	December 2005	$617,985	$18,843

INVESTMENT VALUATION — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Fund’s Board of Trustees.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$31,174,485

Gross unrealized gain	2,158,319
Gross unrealized loss	(205,559)

Net unrealized security gain	$1,952,760

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 97.7%
Australia — 1.5%
1,293,873	Alumina Ltd. (Materials)	$6,054,471

France — 12.6%
360,405	Credit Agricole SA (Banks)	10,858,335
382,813	France Telecom SA (Telecommunication Services)	9,546,521
100,086	Schneider Electric SA(a) (Capital Goods)	8,597,130
64,055	Total SA Class B(a) (Energy)	15,981,205
85,405	Vinci SA(a) (Capital Goods)	6,794,359

		51,777,550

Germany — 7.0%
133,724	E.ON AG (Utilities)	12,717,078
240,624	Premiere AG*(a) (Media)	6,814,374
141,025	Schering AG (Pharmaceuticals & Biotechnology)	9,120,761

		28,652,213

Hong Kong — 3.9%
1,318,000	Esprit Holdings Ltd. (Retailing)	9,250,368
2,616,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	6,652,686

		15,903,054

Hungary — 1.9%
116,800	OTP Bank Rt. GDR (Banks)	7,708,800

Italy — 1.4%
126,500	Fastweb* (Telecommunication Services)	5,902,501

Japan — 16.5%
216,700	Credit Saison Co. Ltd. (Diversified Financials)	9,281,126
683,000	Hitachi Metals Ltd. (Materials)	6,669,868
788	Millea Holdings, Inc. (Insurance)	12,969,031
361,000	Mitsui Fudosan Co. Ltd.(a) (Real Estate)	5,788,302
590,600	Nomura Holdings, Inc. (Diversified Financials)	9,813,210
226,500	Shin-Etsu Chemical Co. Ltd. (Materials)	11,743,311
2,862,000	Taiheiyo Cement Corp. (Materials)	11,475,762

		67,740,610

Netherlands — 6.4%
274,248	ING Groep NV (Diversified Financials)	8,859,640
416,777	TNT NV (Transportation)	11,212,032
204,464	VNU NV (Media)	6,374,376

		26,446,048

Shares	Description	Value
Common Stocks — (continued)
Russia — 3.2%
142,100	LUKOIL ADR (Energy)	$8,106,805
148,200	Mobile Telesystems ADR (Telecommunication Services)	5,256,654

		13,363,459

South Korea — 5.5%
280,215	Hyundai Motor Co. Ltd. GDR(b) (Automobiles & Components)	11,208,600
45,300	Samsung Electronics Co. Ltd. GDR(b) (Semiconductors & Semiconductor Equipment)	11,350,486

		22,559,086

Spain — 2.7%
637,384	Banco Bilbao Vizcaya Argentaria SA (Banks)	11,225,555

Sweden — 2.6%
314,169	Svenska Cellulosa AB (SCA) Series B (Materials)	10,887,866

Switzerland — 8.2%
164,314	Credit Suisse Group (Diversified Financials)	7,970,829
46,423	Nestle SA (Food Beverage & Tobacco)	13,707,396
232,308	Novartis AG (Pharmaceuticals & Biotechnology)	12,141,312

		33,819,537

Taiwan — 1.9%
758,875	Hon Hai Precision Industry Co. Ltd. GDR (Technology Hardware & Equipment)	7,626,694

United Kingdom — 22.4%
1,209,177	Amvescap PLC (Diversified Financials)	8,237,902
1,425,430	Bodycote International PLC (Capital Goods)	5,393,261
452,800	BP PLC (Energy)	4,971,331
153,591	Carnival PLC (Consumer Services)	8,591,441
531,477	GlaxoSmithKline PLC (Pharmaceuticals & Biotechnology)	13,134,681
1,119,085	Prudential PLC (Insurance)	10,172,359
278,662	Royal Bank of Scotland Group PLC (Banks)	7,925,249
498,256	Shire PLC (Pharmaceuticals & Biotechnology)	6,079,378
6,109,208	Vodafone Group PLC (Telecommunication Services)	13,144,445
2,215,505	W.M. Supermarkets PLC (Food & Staples Retailing)	6,776,694

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
763,308	WPP Group PLC (Media)	$7,491,812

		91,918,553

TOTAL COMMON STOCKS		$401,585,997

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.9%
State Street Bank & Trust Euro - Time Deposit
$7,707,000	3.70%	12/01/2005	$7,707,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$409,292,997

Shares	Description	Value
Securities Lending Collateral — 7.3%
29,814,868	Boston Global Investment Trust - Enhanced Portfolio	$29,814,868

TOTAL INVESTMENTS— 106.9%		$439,107,865

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $22,559,086, which represents approximately 5.5% of net assets as of November 30, 2005.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations: ADR — American Depositary Receipt GDR — Global Depository Receipt

As a % of
Net Assets
Investments Industry Classifications†
Automobiles & Components	2.7%
Banks	9.1
Capital Goods	5.1
Consumer Durables & Apparel	1.6
Consumer Services	2.1
Diversified Financials	10.8
Energy	7.1
Food & Staples Retailing	1.6
Food Beverage & Tobacco	3.3
Insurance	5.6
Materials	11.4
Media	5.0
Pharmaceuticals & Biotechnology	9.9
Real Estate	1.4
Retailing	2.3
Semiconductors & Semiconductor Equipment	2.8
Short Term Investments#	9.2
Technology Hardware & Equipment	1.9
Telecommunication Services	8.2
Transportation	2.7
Utilities	3.1

TOTAL INVESTMENTS	106.9%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short term investments include securities lending collateral.

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At November 30, 2005, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Purchase Contracts	Date	Settlement Date	Current Value	Gain	(Loss)

Australian Dollar	12/21/2005	$7,809,789	$7,515,459	$—	$(294,330)
British Pounds	12/21/2005	15,578,000	14,795,058	—	(782,942)
Canadian Dollar	12/21/2005	10,393,000	10,516,968	123,968	—
	12/21/2005	2,595,000	2,592,041	—	(2,959)
Euro	12/21/2005	10,279,017	9,968,569	—	(310,448)
Hungarian Forint	12/12/2005	2,039,419	1,969,347	—	(70,072)
Japanese Yen	12/21/2005	10,133,480	9,407,867	—	(725,613)
Norwegian Krone	12/21/2005	9,958,394	9,364,983	—	(593,411)
Swedish Krona	12/21/2005	10,293,897	9,728,660	—	(565,237)
Swiss Franc	12/21/2005	9,914,492	9,580,478	—	(334,014)

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$88,994,488	$85,439,430	$123,968	$(3,679,026)

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Sale Contracts	Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	12/21/2005	$7,791,000	$7,515,460	$275,540	$—
British Pounds	12/21/2005	15,401,299	14,795,057	606,242	—
Canadian Dollar	12/21/2005	7,948,232	7,907,296	40,936	—
	12/21/2005	5,140,000	5,201,713	—	(61,713)
Euro	12/21/2005	10,383,000	9,968,569	414,431	—
Hungarian Forint	12/12/2005	2,123,623	1,969,347	154,276	—
Japanese Yen	12/21/2005	10,261,376	9,407,867	853,509	—
Norwegian Krone	12/21/2005	9,805,007	9,364,983	440,024	—
Swedish Krona	12/21/2005	10,409,871	9,728,660	681,211	—
Swiss Franc	12/21/2005	10,092,550	9,580,478	512,072	—

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$89,355,958	$85,439,430	$3,978,241	$(61,713)

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

INVESTMENT VALUATION — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Fund’s Board of Trustees.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$378,563,965

Gross unrealized gain	66,351,764
Gross unrealized loss	(5,807,864)

Net unrealized security gain	$60,543,900

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS JAPANESE EQUITY FUND

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 95.6%
14,700	AIFUL Corp. (Consumer Finance)	$1,112,656
51,000	Air Water, Inc.(a) (Oil & Gas - Exploration & Production)	478,485
9,700	ARRK Corp. (Diversified Industrials)	586,479
113,000	Asahi Glass Co. Ltd. (Building & Construction Materials)	1,294,690
174,000	ASAHI KASEI Corp. (Chemicals - Commodity)	971,706
9,300	ASKUL Corp.* (Retailers e-commerce)	272,456
9,300	ASKUL Corp. (Retailers e-commerce)	273,340
29,000	Astellas Pharma, Inc. (Pharmaceuticals)	1,117,619
91,000	Bosch Automotive Systems Corp. (Auto Parts)	442,997
12,500	Canon, Inc. (Electronic Equipment)	701,319
8,500	Cawachi Ltd. (Food & Drug Retailers)	345,616
79,000	Daido Steel Co. Ltd. (Steel)	570,614
50,500	DAIICHI SANKYO Co. Ltd. (Pharmaceuticals)	920,979
259,000	Dainippon Ink and Chemicals, Inc. (Chemicals - Specialty)	939,063
7,600	Daito Trust Construction Co. Ltd. (House Building)	370,301
46,500	Denso Corp. (Auto Parts)	1,428,980
11,800	Eneserve Corp.(a) (Electricity)	272,167
9,100	Fanuc Ltd. (Electronic Equipment)	742,917
137,000	FUJI ELECTRIC HOLDINGS Co. Ltd. (Electrical Equipment)	630,488
8,600	Fuji Seal International, Inc. (Packaging)	269,624
323	Fuji Television Network, Inc. (Broadcasting Contractors)	703,243
9,400	Hirose Electric Co. Ltd. (Electrical Equipment)	1,260,771
104,000	Hitachi Metals Ltd. (Non-Ferrous Metals)	1,015,617
13,400	Honda Motor Co. Ltd. (Automobiles)	745,496
28,100	Hoya Corp. (Electronic Equipment)	1,012,914
26,600	JFE Holdings, Inc. (Steel)	836,409
2,700	JOINT Corp. (Builders Merchants)	139,958
297	KDDI Corp. (Fixed-Line Telecommunication Services)	1,560,727
68,000	Komatsu Ltd. (Commercial Vehicles & Trucks)	941,468
17,500	Kose Corp. (Personal Products)	628,764

Shares	Description	Value
Common Stocks – (continued)
149,000	Kubota Corp. (Engineering - General)	$1,162,074
31,000	Kyowa Exeo Corp. (Engineering - General)	337,249
37,300	Leopalace21 Corp. (Real Estate Holding & Development)	1,192,926
800	Matsushita Electric Works Ltd. (Building & Construction Materials)	7,617
51,900	Mitsubishi Corp. (Diversified Industrials)	1,054,854
161	Mitsubishi Tokyo Financial Group, Inc. (Banks)	2,022,685
46,000	Mitsui Fudosan Co. Ltd. (Real Estate Holding & Development)	737,568
97,000	Mitsui O.S.K. Lines Ltd. (Shipping & Ports)	711,453
72,000	Mitsui Sumitomo Insurance Co. Ltd. (Insurance - Non-Life)	820,485
16,000	NEOMAX Co. Ltd. (Engineering Fabricators)	467,834
142	Net One Systems Co. Ltd. (Telecommunication Equipment)	305,997
10,000	Nihon Dempa Kogyo Co. Ltd. (Electronic Equipment)	324,201
51,000	Nissan Chemical Industries Ltd. (Chemicals - Specialty)	696,541
135,800	Nissan Motor Co. Ltd. (Automobiles)	1,393,628
9,600	Nitori Co. Ltd. (Furnishings & Floor Coverings)	714,090
11,900	Nitto Denko Corp. (Chemicals - Specialty)	812,784
13,300	NOK Corp. (Auto Parts)	354,678
54,700	Nomura Securities, Inc. (Investment Banks)	908,877
23,000	NS Solutions Corp. (Computer Services)	552,230
7,100	ORIX Corp. (Consumer Finance)	1,522,833
18,700	Plenus Co. Ltd. (Restaurants, Pubs & Breweries)	469,304
115,000	Rengo Co. Ltd.(a) (Packaging)	588,304
9,960	Resorttrust, Inc. (Hotels)	312,503
99,000	Ricoh Co. Ltd. (Electronic Equipment)	1,725,634
15,700	Ryohin Keikaku Co. Ltd. (Retailers - Multi Department)	1,033,463
45,000	SANKEN ELECTRIC Co. Ltd. (Electrical Equipment)	620,808
300	Secom Co. Ltd. (Security & Alarm Services)	15,421
11,120	Seven & I Holdings Co. Ltd. (Discount & Super Stores and Warehouses)	389,817

GOLDMAN SACHS JAPANESE EQUITY FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
119,000	Shimadzu Corp. (Medical Equipment & Supplies)	$823,018
25,100	Shin-Etsu Chemical Co. Ltd. (Chemicals - Specialty)	1,301,356
7,800	SUMCO Corp. (Non-Ferrous Metals)	300,776
15,600	Sumisho Lease Co. Ltd. (Business Support Services)	685,782
197	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,849,116
800	Sumitomo Real Estate Sales Co. Ltd. (Real Estate Holding & Development)	42,821
249,000	Taiheiyo Cement Corp. (Building & Construction Materials)	998,415
24,200	Takeda Chemical Industries Ltd. (Pharmaceuticals)	1,325,569
121,000	The Chiba Bank Ltd. (Banks)	988,359
58,000	The Sumitomo Trust & Banking Co. Ltd. (Banks)	486,389
248,000	Tokyo Gas Co. Ltd. (Gas Distribution)	998,425
40,800	Toyota Motor Corp. (Automobiles)	1,970,346
6,000	Toyota Tsusho Corp. (Diversified Industrials)	121,245
21,000	Tsumura & Co.(a) (Medical Equipment & Supplies)	475,497
16,100	Urban Corp.(a) (Real Estate Holding & Development)	1,068,973
17,300	USHIO, Inc. (Electrical Equipment)	385,515
90,000	Victor Co. of Japan Ltd.(a) (Electronic Equipment)	575,871
303	West Japan Railway Co. (Rail, Road & Freight)	1,158,591
56,000	Yamato Transport Co. Ltd. (Rail, Road & Freight)	917,778

TOTAL COMMON STOCKS		$60,317,563

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 2.9%
State Street Bank & Trust Euro - Time Deposit
$1,814,000	3.70%	12/01/2005	$1,814,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$62,131,563

Shares	Description	Value
Securities Lending Collateral — 4.0%
2,537,520	Boston Global Investment Trust - Enhanced Portfolio	$2,537,520

TOTAL INVESTMENTS — 102.5%		$64,669,083

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is on loan.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

As a % of
Net Assets
Investments Industry Classifications†
Auto Parts	3.5%
Automobiles	6.5
Banks	8.5
Broadcasting Contractors	1.1
Builders Merchants	0.2
Building & Construction Materials	3.7
Business Support Services	1.1
Chemicals - Commodity	1.5
Chemicals - Specialty	5.9
Commercial Vehicles & Trucks	1.5
Computer Services	0.9
Consumer Finance	4.2
Discount & Super Stores and Warehouses	0.6
Diversified Industrials	2.8
Electrical Equipment	4.6
Electricity	0.4
Electronic Equipment	8.1
Engineering - General	2.4
Engineering Fabricators	0.7
Fixed-Line Telecommunication Services	2.5
Food & Drug Retailers	0.6
Furnishings & Floor Coverings	1.1
Gas Distribution	1.6
Hotels	0.5
House Building	0.6
Insurance — Non-Life	1.3
Investment Banks	1.4
Medical Equipment & Supplies	2.1
Non-Ferrous Metals	2.1
Oil & Gas — Exploration & Production	0.8
Packaging	1.4
Personal Products	1.0
Pharmaceuticals	5.3
Rail, Road & Freight	3.3
Real Estate Holding & Development	4.8
Restaurants, Pubs & Breweries	0.7
Retailers — Multi Department	1.6
Retailers e-commerce	0.9
Shipping & Ports	1.1
Short Term Investments#	6.9
Steel	2.2
Telecommunication Equipment	0.5

TOTAL INVESTMENTS	102.5%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short term investments include securities lending collateral.

GOLDMAN SACHS JAPANESE EQUITY FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Fund’s Board of Trustees.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$54,458,189

Gross unrealized gain	10,806,510
Gross unrealized loss	(595,616)

Net unrealized security gain	$10,210,894

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND†

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 97.0%
Australia — 1.8%
413,377	Coates Hire Ltd. (Capital Goods)	$1,574,077
515,235	Great Southern Plantations Ltd.(a) (Materials)	1,200,761

		2,774,838

Austria — 0.7%
11,686	Agrana Beteiligungs AG (Food Beverage & Tobacco)	1,058,539

Bermuda — 0.5%
135,751	Energy XXI Acquisition Corp. (Bermuda) Ltd.* (Energy)	715,408

Canada — 0.7%
229,826	Valkyries Petroleum Corp.* (Energy)	1,097,379

Denmark — 0.5%
9,195	Bryggerigruppen A/S (Food Beverage & Tobacco)	697,120

Finland — 1.2%
1	TietoEnator Oyj (Software & Services)	33
96,841	Vacon Oyj (Capital Goods)	1,938,080

		1,938,113

France — 2.0%
61,619	Saft Groupe SA* (Capital Goods)	1,412,725
112,235	Trader Classified Media NV* (Media)	1,717,980

		3,130,705

Germany — 9.6%
9,917	Arques Industries AG (Diversified Financials)	1,204,291
55,980	CENTROTEC Sustainable AG* (Materials)	1,636,811
190,559	Curanum AG (Health Care Equipment & Services)	1,379,016
57,692	ElringKlinger AG (Automobiles & Components)	2,179,445
43,321	IDS Scheer AG(a) (Software & Services)	792,946
13,888	Interhyp AG* (Banks)	1,124,891
14,294	Paragon AG (Technology Hardware & Equipment)	253,842
97,836	Pfleiderer AG* (Capital Goods)	1,922,642
24,302	Surteco AG (Consumer Durables & Apparel)	744,062
302,440	TA Triumph-Adler AG* (Commercial Services & Supplies)	499,208

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
39,665	Techem AG* (Commercial Services & Supplies)	$1,713,683
94,377	Thielert AG* (Automobiles & Components)	1,582,267

		15,033,104

Greece — 1.9%
19,615	Bank of Piraeus (Banks)	389,540
81,110	Greek Organization of Football Prognostics (Consumer Services)	2,554,189

		2,943,729

Hong Kong — 1.3%
780,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	1,983,599

Indonesia — 1.3%
6,730,500	PT Bank Rakyat Indonesia (Banks)	1,992,029

Ireland — 1.8%
98,180	DCC PLC (Capital Goods)	1,773,343
72,179	IAWS Group PLC (Food Beverage & Tobacco)	1,016,704

		2,790,047

Italy — 3.1%
202,000	Astaldi SpA (Capital Goods)	1,092,868
397,000	Gruppo Coin SpA*(a) (Retailing)	1,233,982
249,000	Sirti SpA* (Technology Hardware & Equipment)	709,573
77,500	Valentino Fashion Group SpA*(a) (Consumer Durables & Apparel)	1,865,841

		4,902,264

Japan — 26.2%
44,000	ARRK Corp.(a) (Commercial Services & Supplies)	2,660,317
78,600	As One Corp. (Health Care Equipment & Services)	1,635,554
22,900	ASKUL Corp.*(a) (Retailers e-commerce)	670,887
22,900	ASKUL Corp. (Retailers e-commerce)	673,064
52,000	C. Uyemura & Co. Ltd. (Materials)	2,127,271
18,700	Central Leasing Co. Ltd. (Commercial Services & Supplies)	920,011
211,000	CKD Corp.(a) (Capital Goods)	2,379,759
18,000	DAIHEN Corp. (Capital Goods)	77,363
29,000	Eneserve Corp.(a) (Capital Goods)	668,884
97,200	Hitachi Tool Engineering Ltd. (Capital Goods)	1,598,025

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND†

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
717	Japan Wind Development Co. Ltd. (Utilities)	$1,317,926
231,000	Juki Corp.(a) (Consumer Durables & Apparel)	1,231,848
139	kabu.com Securities Co. Ltd.* (Diversified Financials)	241,315
55,400	MODEC, Inc.(a) (Energy)	1,458,119
13,107	Moshi Moshi Hotline, Inc. (Commercial Services & Supplies)	1,282,992
160,000	Nihon Parkerizing Co. Ltd. (Materials)	2,085,935
91,000	Nissha Printing Co. Ltd. (Commercial Services & Supplies)	2,233,250
92,300	Pocket Card Co. Ltd.(a) (Diversified Financials)	2,331,042
72,420	Resorttrust, Inc. (Consumer Services)	2,272,234
24,600	Ryohin Keikaku Co. Ltd. (Retailing)	1,619,311
20,500	Takamatsu Corp. (Consumer Durables & Apparel)	921,666
291,000	The Higashi-Nippon Bank Ltd. (Banks)	1,502,957
81,000	Tocalo Co. Ltd.(a) (Capital Goods)	2,723,090
67,300	Tohokushinsha Film Corp. (Media)	1,860,321
65,400	Tomen Electronics Corp. (Technology Hardware & Equipment)	1,572,037
75,000	Tsumura & Co.(a) (Pharmaceuticals & Biotechnology)	1,698,205
41,730	USEN Corp.(a) (Media)	1,040,342

		40,803,725

Netherlands — 4.8%
42,154	Aalberts Industries NV (Capital Goods)	2,108,292
37,982	Ballast Nedam NV*(a) (Capital Goods)	1,569,628
165,006	Buhrmann NV (Commercial Services & Supplies)	2,179,500
37,311	Heijmans NV (Capital Goods)	1,660,890

		7,518,310

Norway — 2.5%
26,572	Aker Kvaerner ASA* (Energy)	1,416,959
50,002	Aktiv Kapital ASA (Diversified Financials)	709,398
511,011	Stepstone ASA* (Commercial Services & Supplies)	671,923

Shares	Description	Value
Common Stocks — (continued)
Norway — (continued)
30,019	TGS Nopec Geophysical Co. ASA* (Energy)	$1,145,751

		3,944,031

Singapore — 3.4%
1,211,700	Ascendas Real Estate Investment Trust (Real Estate)	1,395,382
1,773,000	Citiraya Industries Ltd.* (Commercial Services & Supplies)	—
2,513,000	Macquarie International Infrastructure Fund Ltd. (Diversified Financials)	1,433,699
1,192,000	StarHub Ltd. (Telecommunication Services)	1,336,292
1,503,000	Yellow Pages (Singapore) Ltd. (Media)	1,189,252

		5,354,625

South Korea — 1.0%
322,340	Kiryung Electronics Co. Ltd. (Technology Hardware & Equipment)	1,616,727

Sweden — 2.0%
173,796	Intrum Justitia AB* (Commercial Services & Supplies)	1,525,161
408,220	Observer AB(a) (Commercial Services & Supplies)	1,439,542
43,135	Observer AB* (Commercial Services & Supplies)	152,240

		3,116,943

Switzerland — 1.3%
963	Jelmoli Holding AG (Retailing)	1,293,758
432	Lindt & Spruengli AG (Food Beverage & Tobacco)	727,579

		2,021,337

Taiwan — 0.5%
798,000	Career Technology (MFG.) Co. Ltd. (Semiconductors & Semiconductor Equipment)	793,546

Thailand — 0.9%
584,900	Advanced Info Service Public Co. Ltd. (Telecommunication Services)	1,415,700

United Kingdom — 27.2%
773,494	Augean PLC* (Commercial Services & Supplies)	1,966,333
1,229,221	Billing Services Group Ltd.* (Consumer Services)	1,987,579

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND†

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
281,255	Carter & Carter Group PLC (Commercial Services & Supplies)	$2,043,792
61,666	Caspian Energy Ltd.* (Energy)	99,177
349,494	Cattles PLC (Diversified Financials)	1,782,123
1,021,726	Christian Salvesen PLC (Transportation)	1,316,657
809,339	Chrysalis Group PLC (Media)	2,164,738
5,346,118	Corporate Services Group PLC* (Commercial Services & Supplies)	720,515
133,040	Cyberscan Technology, Inc.* (Consumer Services)	1,459,811
1,569,090	Dawnay Day Carpathian PLC* (Real Estate)	3,025,559
245,530	Dignity PLC (Consumer Services)	1,760,299
684,497	European Nickel PLC* (Materials)	361,039
185,616	First Calgary Petroleums Ltd.* (Energy)	1,052,183
732,677	Heywood Williams Group PLC* (Capital Goods)	1,374,755
81,940	Imperial Energy Corp. Ltd.* (Energy)	634,768
75,093	Luminar PLC (Consumer Services)	638,819
290,066	M&C Saatchi (Media)	517,207
80,935	March Networks Corp.* (Software & Services)	1,718,069
1,338,941	MFI Furniture Group PLC (Retailing)	1,731,325
479,364	Mowlem PLC (Capital Goods)	1,575,387
299,470	MyTravel Group PLC* (Consumer Services)	927,020
32,800	NDS Group PLC ADR* (Software & Services)	1,356,608
1,146,565	Oriel Resources PLC* (Materials)	475,875
385,880	Raymarine PLC (Technology Hardware & Equipment)	1,589,907
97,962	Redrow PLC (Consumer Durables & Apparel)	822,329
256,877	Ricardo PLC (Commercial Services & Supplies)	1,270,498
2,675,860	Sanctuary Group PLC (Media)	178,159
202,971	Sibir Energy PLC* (Energy)	1,140,776
361,818	Sierra Leone Diamond Co.* (Materials)	300,341
153,091	Sportingbet PLC (Consumer Services)	946,851
512,347	Strategic Equity Capital PLC* (Diversified Financials)	883,812

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
423,741	Taylor Nelson Sofres PLC (Media)	$1,644,962
276,820	Unite Group PLC (Real Estate)	1,692,795
248,302	Wolfson Microelectronics PLC* (Technology Hardware & Equipment)	1,239,933

		42,400,001

United States — 0.8%
235,535	International Metal Enterprises, Inc.* (Materials)	1,236,559

TOTAL COMMON STOCKS		$151,278,378

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 1.8%
State Street Bank & Trust Euro - Time Deposit
$2,767,000	3.70%	12/01/2005	$2,767,000

Units		Expiration Date	Value
Warrants* — 0.3%
Bermuda — 0.1%
408,384	Energy XXI Acquisition Corp. Ltd. (Energy)	10/2009	$224,611

United Kingdom — 0.0%
31,958	Oriel Resources PLC (Materials)	02/2010	—

United States — 0.2%
579,362	International Metal Enterprises, Inc. (Diversified Financials)	10/2006	318,649

TOTAL WARRANTS			$543,260

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$154,588,638

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND†

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Securities Lending Collateral — 8.6%
13,342,362	Boston Global Investment Trust - Enhanced Portfolio	$13,342,362

TOTAL INVESTMENTS — 107.7%		$167,931,000

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation: ADR — American Depositary Receipt

As a % of
Net Assets
Investments Industry Classifications@
Automobiles & Components	2.4%
Banks	3.2
Capital Goods	16.2
Commercial Services & Supplies	13.7
Consumer Durables & Apparel	4.9
Consumer Services	8.0
Diversified Financials	5.7
Energy	5.8
Food Beverage & Tobacco	2.2
Health Care Equipment & Services	1.9
Materials	6.1
Media	6.6
Pharmaceuticals & Biotechnology	1.1
Real Estate	3.9
Retailers e-commerce	0.9
Retailing	3.8
Semiconductors & Semiconductor Equipment	0.5
Short Term Investments#	10.4
Software & Services	2.5
Technology Hardware & Equipment	4.5
Telecommunication Services	1.8
Transportation	0.8
Utilities	0.8

TOTAL INVESTMENTS	107.7%

@	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short term investments include securities lending collateral.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND†
Statement of Investments (continued)
November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Fund’s Board of Trustees.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$148,342,066

Gross unrealized gain	27,679,424
Gross unrealized loss	(8,090,490)

Net unrealized security gain	$19,588,934

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
† Formerly known as Goldman Sachs International Growth Opportunities Fund.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 79.0%
Brazil — 6.0%
225,400	Banco Itau Holding Financeira SA ADR (Banks)	$5,716,144
66,562	Cosan SA Industria e Comercio* (Food Beverage & Tobacco)	1,762,299
220,700	Petroleo Brasileiro SA ADR (Energy)	14,096,720

		21,575,163

China — 4.2%
11,524,000	China Petroleum and Chemical Corp. (Sinopec) Class H (Energy)	5,194,384
6,076,000	PetroChina Co. Ltd. Class H (Energy)	4,773,000
1,064,000	Weichai Power Co. Ltd. Class H (Capital Goods)	2,307,716
4,217,600	Yanzhou Coal Mining Co. Ltd. Class H (Energy)	2,666,002

		14,941,102

Hong Kong — 2.3%
15,142,000	China Construction Bank Class H* (Banks)	4,979,251
1,949,000	China Netcom Group Corp. (Hong Kong) Ltd. (Telecommunication Services)	3,159,891

		8,139,142

Hungary — 2.5%
138,815	OTP Bank Rt. GDR(a) (Banks)	9,161,790

India — 5.6%
403,684	Bharti Tele-Ventures Ltd.* (Telecommunication Services)	3,122,082
72,948	Infosys Technologies Ltd. (Software & Services)	4,268,109
110,960	Jet Airways (India) Ltd. (Transportation)	2,882,204
136,868	Tata Consultancy Services Ltd. (Software & Services)	4,523,683
878,228	UTI Bank Ltd. (Banks)	5,168,728

		19,964,806

Indonesia — 3.3%
16,789,000	PT Bank Rakyat Indonesia (Banks)	4,969,049
2,063,500	PT Medco Energi Internasional Tbk (Energy)	682,079
11,462,500	PT Telekomunikasi Indonesia (Telecommunication Services)	6,299,998

		11,951,126

Shares	Description	Value
Common Stocks — (continued)
Israel — 1.6%
142,080	Teva Pharmaceutical Industries Ltd. ADR(a) (Pharmaceuticals & Biotechnology)	$5,808,231

Malaysia — 0.2%
2,951,000	IGB Corp. Berhad (Real Estate)	890,455
35,726	Kris Components Berhad (Technology Hardware & Equipment)	24,870

		915,325

Mexico — 8.0%
348,400	America Movil SA de CV ADR (Telecommunication Services)	10,006,048
3,028,000	Grupo Financiero Banorte SA de CV Class B (Banks)	6,510,903
756,762	Urbi, Desarrollos Urbanos SA de CV* (Consumer Durables & Apparel)	5,412,099
1,225,189	Wal-Mart de Mexico SA de CV Series V (Food & Staples Retailing)	6,649,932

		28,578,982

Russia — 8.4%
222,900	LUKOIL ADR (Energy)	12,716,445
124,508	Mobile TeleSystems (Telecommunication Services)	886,497
191,400	Mobile Telesystems ADR (Telecommunication Services)	6,788,958
117,870	OAO Open Investments GDR (Real Estate)	1,326,038
4,534	Sberbank RF (Banks)	5,006,092
447,876	VolgaTelecom ADR (Telecommunication Services)	3,314,282

		30,038,312

South Africa — 12.2%
309,956	ABSA Group Ltd. (Banks)	4,389,994
390,830	Harmony Gold Mining Co. Ltd. ADR* (Materials)	4,758,016
497,993	JD Group Ltd. (Retailing)	5,569,045
688,782	Massmart Holdings Ltd. (Food & Staples Retailing)	5,342,938
2,401,998	Old Mutual PLC (Insurance)	6,253,867
192,807	Sasol (Energy)	6,418,022
514,803	Standard Bank Group Ltd. (Banks)	5,438,646
275,198	Telkom South Africa Ltd. (Telecommunication Services)	5,531,745

		43,702,273

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
South Korea — 9.6%
92,863	Hana Financial Group, Inc.* (Banks)	$3,842,863
75,720	Hyundai Mobis (Automobiles & Components)	6,301,285
173,041	Kookmin Bank (Banks)	11,376,119
11,736	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	6,750,641
162,770	Shinhan Financial Group Co. Ltd. (Banks)	6,252,941

		34,523,849

Taiwan — 10.6%
3,415,976	Career Technology (MFG.) Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,396,911
4,971,000	China Steel Corp. (Materials)	3,709,911
1,337,447	Hon Hai Precision (Technology Hardware & Equipment)	6,783,257
980,000	Hotai Motor Co. Ltd. (Automobiles & Components)	2,497,935
3,460,900	Hsinchu International Bank (Banks)	1,695,596
3,477,000	Hung Poo Real Estate Development Corp. (Real Estate)	1,905,545
2,475,700	Quanta Computer, Inc. (Technology Hardware & Equipment)	3,791,951
3,254,000	Shin Kong Financial Holding Co. Ltd. (Insurance)	2,444,711
6,608,132	Taiwan Semiconductor (Semiconductors & Semiconductor Equipment)	11,745,939

		37,971,756

Turkey — 4.5%
1	Denizbank AS* (Banks)	4
247,031	Turkcell Iletisim Hizmetleri AS ADR (Telecommunication Services)	3,767,223
1,453,132	Turkiye Garanti Bankasi A.S.* (Banks)	4,838,475
666,476	Turkiye Is Bankasi Series C (Banks)	5,691,492
398,954	Turkiye Vakiflar Bankasi TAO* (Banks)	1,970,506

		16,267,700

TOTAL COMMON STOCKS		$283,539,557

Shares	Description	Value
Exchange Traded Funds — 3.2%
Thailand* — 0.3%
3,490,553	CPN Retail Growth Property Fund	$905,538
United States(a) — 2.9%
124,500	iShares MSCI Emerging Markets Index	10,470,450

TOTAL EXCHANGE TRADED FUNDS		$11,375,988

Preferred Stocks — 14.7%
Brazil — 7.3%
5,139,000	Caemi Mineracao E Metalurgica SA (Materials)	$8,022,764
138,400	Companhia de Bebidas das Americas ADR(a) (Food Beverage & Tobacco)	5,425,280
151,253	Telemar Norte Leste SA (Telecommunication Services)	4,461,054
14,231	Telemig Celular SA Class G (Telecommunication Services)	3,358,348
188,400	Tim Participacoes SA ADR (Telecommunication Services)	4,832,460

		26,099,906

Russia — 0.1%
30,160	Sberbank RF (Banks)	499,342

South Korea — 7.3%
140,400	Hyundai Motor Co. Ltd. (Automobiles & Components)	8,039,416
42,148	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	18,281,725

		26,321,141

TOTAL PREFERRED STOCKS		$52,920,389

Expiration
Units	Description	Date	Value
Right* — 0.0%
Thailand — 0.0%
91,200	TelecomAsia Corp. Public - Alien Market (Telecommunication Services)	04/2008	$—

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.4%
State Street Bank & Trust Euro - Time Deposit
$1,552,000	3.70%	12/01/2005	$1,552,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$349,387,934

Shares	Description	Value
Securities Lending Collateral — 3.1%
11,248,643	Boston Global Investment Trust - Enhanced Portfolio	$11,248,643

TOTAL INVESTMENTS— 100.4%		$360,636,577

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviations: ADR — American Depositary Receipt GDR — Global Depository Receipt

As a % of
Net Assets
Investments Stock Industry Classifications†
Automobiles & Components	4.7%
Banks	24.4
Capital Goods	0.6
Consumer Durables & Apparel	1.5
Energy	13.0
Exchange Traded Funds	3.2
Food & Staples Retailing	3.3
Food Beverage & Tobacco	2.0
Insurance	2.4
Materials	4.6
Pharmaceuticals & Biotechnology	1.6
Real Estate	1.1
Retailing	1.6
Semiconductors & Semiconductor Equipment	11.2
Short Term Investments#	3.5
Software & Services	2.4
Technology Hardware & Equipment	3.0
Telecommunication Services	15.5
Transportation	0.8

TOTAL INVESTMENTS	100.4%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

#	Short term investments include securities lending collateral.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At November 30, 2005, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Purchase Contracts	Date	Settlement Date	Current Value	Gain	(Loss)

British Pounds	12/05/2005	$861,159	$859,563	$—	$(1,596)
South African Rand	12/07/2005	5,174,452	5,162,570	—	(11,882)

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$6,035,611	$6,022,133	$—	$(13,478)

				Unrealized
Open Forward Foreign Currency	Expiration	Value on
Sale Contracts	Date	Settlement Date	Current Value	Gain	(Loss)

Brazilian Real	12/05/2005	$1,203,667	$1,208,681	$—	$(5,014)
Thai Baht	12/02/2005	276,909	276,771	138	—
	12/06/2005	280,843	280,969	—	(126)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$1,761,419	$1,766,421	$138	$(5,140)

INVESTMENT VALUATION — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Fund’s Board of Trustees.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$307,523,751

Gross unrealized gain	57,249,964
Gross unrealized loss	(4,137,138)

Net unrealized security gain	$53,112,826

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ASIA EQUITY FUND†

Statement of Investments

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 90.7%
China — 7.4%
492,000	China Mobile (Hong Kong) Ltd. (Telecommunication Services)	$2,392,942
5,498,000	China Petroleum and Chemical Corp. (Sinopec) Class H (Energy)	2,478,195
1,379,000	CNOOC Ltd. (Energy)	918,184
2,114,000	PetroChina Co. Ltd. Class H (Energy)	1,660,652
428,000	Weichai Power Co. Ltd. Class H (Capital Goods)	928,292

		8,378,265

Hong Kong — 17.3%
172,000	Cheung Kong (Holdings) Ltd. (Real Estate)	1,783,531
5,826,000	China Construction Bank Class H* (Banks)	1,915,805
2,820,739	China National Aviation Co. Ltd. (Transportation)	519,515
633,000	China Netcom Group Corp. (Hong Kong) Ltd. (Telecommunication Services)	1,026,276
509,720	Dah Sing Banking Group Ltd. (Banks)	895,059
425,500	Esprit Holdings Ltd. (Retailing)	2,986,367
295,000	Hongkong Land Holdings Ltd. (Real Estate)	941,404
229,500	Hutchison Whampoa Ltd. (Capital Goods)	2,172,373
3,284,000	Kasen International Holdings Ltd.* (Consumer Durables & Apparel)	984,615
626,000	Shangri-La Asia Ltd. (Consumer Services)	900,098
970,000	Sino Land Co. Ltd. (Real Estate)	1,145,403
1,371,000	Techtronic Industries Co. Ltd. (Consumer Durables & Apparel)	3,486,556
1,256,000	Texwinca Holdings Ltd. (Consumer Durables & Apparel)	890,826

		19,647,828

India — 8.9%
207,303	Bharti Tele-Ventures Ltd.* (Telecommunication Services)	1,603,276
4,829	Hindustan Lever Ltd. (Household & Personal Products)	19,092
52,932	ICICI Bank Ltd. (Banks)	617,060
72,900	Infosys Technologies Ltd. (Software & Services)	4,265,301
37,958	Jet Airways (India) Ltd. (Transportation)	985,965
445,478	UTI Bank Ltd. (Banks)	2,621,819

		10,112,513

Shares	Description	Value
Common Stocks — (continued)
Indonesia — 5.7%
8,600,500	PT Bank Pan Indonesia Tbk (Banks)	$321,027
7,716,000	PT Bank Rakyat Indonesia (Banks)	2,283,709
4,343,000	PT Medco Energi Internasional Tbk (Energy)	1,435,556
4,383,600	PT Telekomunikasi Indonesia (Telecommunication Services)	2,409,306

		6,449,598

Malaysia — 2.8%
989,000	AMMB Holdings Berhad (Diversified Financials)	596,540
2,464,000	IGB Corp. Berhad (Real Estate)	743,505
92,049	Kris Components Berhad (Technology Hardware & Equipment)	64,079
25	Public Bank Berhad - Foreign Market (Banks)	41
200	SP Setia Berhad (Real Estate)	176
671,200	Tenaga Nasional Berhad (Utilities)	1,741,069

		3,145,410

Singapore — 8.1%
932,400	Ascendas Real Estate Investment Trust (Real Estate)	1,073,743
1,781,000	Citiraya Industries Ltd.* (Commercial Services & Supplies)	—
165,000	Keppel Corp. Ltd. (Capital Goods)	1,138,686
3,457,000	Macquarie International Infrastructure Fund Ltd. (Diversified Financials)	1,972,263
951,000	Macquarie MEAG Prime REIT* (Real Estate)	528,568
314,400	Oversea-Chinese Banking Corp. Ltd. (Banks)	1,207,049
1,203,000	StarHub Ltd. (Telecommunication Services)	1,348,623
138,412	United Overseas Bank Ltd. (Banks)	1,184,512
13,841	United Overseas Land Ltd. (Real Estate)	19,569
916,000	Yellow Pages (Singapore) Ltd. (Media)	724,787

		9,197,800

South Korea — 19.6%
1,956	CJ Home Shopping (Retailing)	199,703
33,460	Daishin Securities Co. (Diversified Financials)	664,171

GOLDMAN SACHS ASIA EQUITY FUND†

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
South Korea — (continued)
121,936	Hana Financial Group, Inc.* (Banks)	$5,045,964
30,620	Hyundai Mobis (Automobiles & Components)	2,548,142
108,230	Kiryung Electronics Co. Ltd. (Technology Hardware & Equipment)	542,838
81,415	Kookmin Bank (Banks)	5,352,412
4,890	POSCO (Materials)	975,289
12,000	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	6,902,496
59	SK Telecom Co. Ltd. (Telecommunication Services)	11,085

		22,242,100

Taiwan — 19.0%
504,504	AU Optronics Corp. (Technology Hardware & Equipment)	719,924
1,132,447	Career Technology (MFG.) Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,126,127
2,107,540	China Steel Corp. (Materials)	1,572,880
34,933	Chinatrust Financial Holding Co. Ltd. (Diversified Financials)	28,121
32,872	Compal Electronics, Inc. (Technology Hardware & Equipment)	28,787
1,525,500	First Financial Holding Co. Ltd. (Diversified Financials)	1,060,444
544,776	Hon Hai Precision (Technology Hardware & Equipment)	2,762,992
421,000	Hotai Motor Co. Ltd. (Automobiles & Components)	1,073,092
1,050,000	Hsinchu International Bank (Banks)	514,426
669,000	Hung Poo Real Estate Development Corp. (Real Estate)	366,641
136,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	1,415,622
12,314	Nan Ya Plastic Corp. (Materials)	14,792
843,477	Quanta Computer, Inc. (Technology Hardware & Equipment)	1,291,927
1,206,000	Shin Kong Financial Holding Co. Ltd. (Insurance)	906,061
1,383,061	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	1,455,202

Shares	Description	Value
Common Stocks — (continued)
Taiwan — (continued)
1,314,000	SinoPac Holdings Co. Ltd. (Banks)	$596,724
720,720	Synnex Technology International Corp. (Retailing)	849,594
101	Taishin Financial Holdings Co. Ltd. (Banks)	53
2,727,160	Taiwan Semiconductor (Semiconductors & Semiconductor Equipment)	4,847,520
1,790,504	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	994,833

		21,625,762

Thailand — 1.9%
411,500	Advanced Info Service Public Co. Ltd. (Telecommunication Services)	996,000
3,553,800	Amata Corp. Public Co. Ltd. (Real Estate)	1,214,901

		2,210,901

TOTAL COMMON STOCKS		$103,010,177

Exchange Traded Fund* — 0.7%
Thailand — 0.7%
3,080,060	CPN Retail Growth Property Fund	$799,046

Preferred Stocks — 7.7%
South Korea — 7.7%
69,230	Daishin Securities Co. (Diversified Financials)	$977,924
85,080	Hyundai Motor Co. Ltd. (Automobiles & Components)	4,808,036
6,660	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,888,780

		8,674,740

TOTAL PREFERRED STOCKS		$8,674,740

GOLDMAN SACHS ASIA EQUITY FUND†

Statement of Investments (continued)

November 30, 2005 (Unaudited)

Expiration
Units	Description	Date	Value
Rights* — 0.0%
5,375	Cheung Kong (Real Estate)	11/2006	$—
198,411	TelecomAsia Corp. Public - Alien Market (Telecommunication Services)	04/2008	—

TOTAL INVESTMENTS — 99.1%			$112,483,963

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

For information on the mutual funds, please call our toll-free shareholder services line at 1-800-526-7384 or visit us on the web at www.gs.com/funds.

Investment Abbreviation:
REIT — Real Estate Investment Trust

As a % of
Net Assets
Investments Stock Industry Classifications@
Automobiles & Components	7.4%
Banks	19.9
Capital Goods	3.7
Consumer Durables & Apparel	4.7
Consumer Services	0.8
Diversified Financials	4.7
Energy	5.7
Exchange Traded Funds	0.7
Insurance	0.8
Materials	2.3
Media	0.6
Real Estate	6.9
Retailing	3.6
Semiconductors & Semiconductor Equipment	17.3
Software & Services	3.8
Technology Hardware & Equipment	4.8
Telecommunication Services	8.6
Transportation	1.3
Utilities	1.5

TOTAL INVESTMENTS	99.1%

@	Industry concentrations greater than one-tenth of one percent are disclosed.

GOLDMAN SACHS ASIA EQUITY FUND

Statement of Investments (continued)

November 30, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates. Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by the Investment Adviser are valued at fair value using methods approved by the Fund’s Board of Trustees.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

TAX INFORMATION — At November 30, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$94,344,712

Gross unrealized gain	22,285,898
Gross unrealized loss	(4,146,647)

Net unrealized security gain	$18,139,251

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

† Formerly known as Goldman Sachs Asia Growth Fund

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as enhanced as described below, were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date January 30, 2006

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date January 30, 2006

* Print the name and title of each signing officer under his or her signature.